SHARE-BASED PAYMENTS (Details 1) - Compensation Plan 2016-2018 [Member] - Stock Option [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of share options outstanding [Roll Forward]
Beginning balance	4,719,720	4,719,720
Units bases, Granted	37,359
Units bases, Annulled	(1,193,286)
Units bases, Exercised	(630,897)
Ending balance	2,932,896	4,719,720